Fair Value Hierarchy of Assets and Liabilities of Consolidated Investment Products (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents of Launch Equity	$ 18,420	$ 10,180	$ 5,142
Investment securities of Launch Equity	65,341	46,237	24,265
Securities sold, not yet purchased of Launch Equity	35,497	19,586	6,276
Launch Equity
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents of Launch Equity	18,420	10,180	5,142
Investment securities of Launch Equity	65,341	46,237	24,265
Securities sold, not yet purchased of Launch Equity	35,497	19,586	6,276
Launch Equity | Recurring | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents of Launch Equity	18,420	10,180
Investment securities of Launch Equity	65,341	46,237	24,265
Securities sold, not yet purchased of Launch Equity	35,497	19,586	6,276
Launch Equity | Recurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents of Launch Equity	0	0
Investment securities of Launch Equity	0	0	0
Securities sold, not yet purchased of Launch Equity	0	0	0
Launch Equity | Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents of Launch Equity	0	0
Investment securities of Launch Equity	0	0	0
Securities sold, not yet purchased of Launch Equity	$ 0	$ 0	$ 0